LEASES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
LEASES
Operating lease right-of-use assets, net	¥ 321	$ 46	¥ 821
Operating lease liability	128
Operating lease liability	¥ 128
Weighted-average remaining lease term	1 year 6 months	1 year 6 months
Weighted-average discount rate	4.20%	4.20%